Loan ID	Loan #1	Loan #2	Loan #3	GSLoanID	Project Name	Pool	State	Original Loan Amount	Note Date	Occupancy	Purpose	Overall Grade	Guideline Grade	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	High Cost Category	TILA / TRID Category	NON HC / HOEPA Category	Testing Status Category	TX A-6	TX A-6 Category
ROY20JD1RRC	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)     "The application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "All Good Faith Estimates are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The Right to Cancel is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 2)     "The 1008 is missing from the loan file."
																		Moderate	Pass	Fail	No Result	Pass		TILA SOL Expired	Out of Scope	Truth In Lending Deficiency (UAL State)	Out of Scope	Out of Scope
4L2GWGRV0ND	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Not all borrowers signed HUD (Lvl 2)     "The HUD is not signed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan is missing the refinance 3 day right to cancel."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass		TILA SOL Expired	Out of Scope	Truth In Lending Deficiency (UAL State)	Out of Scope	Out of Scope
Y4VJDBL0FRW	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan is missing the refinance 3 day right to cancel."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass		TILA SOL Expired	Out of Scope	Truth In Lending Deficiency (UAL State)	Out of Scope	Out of Scope
FICMWYXRHCT	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Not all borrowers signed HUD (Lvl 2)     "The HUD is not signed or stamped."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan file did not include the refinance 3 day right to cancel."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not include the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass		TILA SOL Expired	Out of Scope	Truth In Lending Deficiency (UAL State)	Out of Scope	Out of Scope
B0EC5WNE5ZV	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested		XXX
MPUGCQZSWWJ	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
ADOEGULZ5U0	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
																		Minimal	Not Covered	Pass	No Result	Pass
PHZDDWLIBYD	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Pass	Pass	No Result	Pass
QNJ5DKG0WAN	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the prepayment loan program disclosure."
* Prepayment Rider Missing (Lvl 2)
																		Moderate	Not Covered	Pass	No Result	Not Covered
54205042	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																		Minimal	Pass	Pass	No Result	Pass
JEOTKKZPZAH	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the loan program disclosure; loan was with PPP." * Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
GWCPGZDS5HP	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * Appraisal dated after closing (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
FCEQQIZY0SN	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The TILA Finance Charge Test indicates loan data value of $XXX,XXX whereas the comparison data value is $XXX,XXX an under estimation of  $XXXX. The loan is a “residential mortgage transaction” subject to the Real Estate Settlement Procedures Act (12 U.S.C. 2601 et seq); and the initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer’s written application, whichever is earlier. The statute of limitations has expired downgraded based on Client Compliance Profile. The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Credit score not provided (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Not Covered
M2122YI0MJC	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered
3SKDTET5CA5	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																		Moderate	Pass	Pass	No Result	Not Covered
IPPISMOR2NN	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Final 1003 is Missing (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
V2OZE0AFIJR	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )  The finance charge is $XXX,XXX The disclosed finance charge of $XXX,XXX is not considered accurate because it is understated by more than $100.  The TILA finance charge test indicates loan data value of $XXX,XXX whereas the comparison data value is $XXX,XXX under estimated by $XXX.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Not all borrowers signed HUD (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass
GA5YWQM54SD	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Pass	Pass	No Result	Not Covered
IUQ0UTQSZVE	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
																		Moderate	Pass	Fail	No Result	Not Covered	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	Truth In Lending Deficiency (Non-UAL State)
BRQCS0Q23OQ	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
XQ5XNO4E44X	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired, downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Not Covered	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	Truth In Lending Deficiency (UAL State)
4DIGTG5JIYJ	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
4EP1DM1WUY0	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Pass
3LENYDPCNO2	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Moderate	Pass	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
2XDQSCF2ETW	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Not Covered	Pass	No Result	Not Covered
4AGUXT30C2T	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Pass
ZZQUMYIZNRP	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ). The annual percentage rate (APR) is XX%. The disclosed APR of XX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan file is missing a TIL. The statute of limitations has expired, downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	Truth In Lending Deficiency (UAL State)
5RDKAHM0YV2	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Pass
EFG30ILPAUU	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain a loan program disclosure with a prepayment penalty provision."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																		Minimal	Pass	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
QQ1WZDPCHVN	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the initial Affiliated Business Disclosure; the final ABD is on page XXX of the loan file."
																		Minimal	Not Covered	Pass	No Result	Not Covered
3MOF31CBLMB	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
VGFRI5GGPT1	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
YDZOYXPBN4B	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) * Missing credit report (Lvl 2) * ROR Transaction date not consistent with Note and/or HUD (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
ZKPKBWGEQXF	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Balloon Rider Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
																		Minimal	Not Covered	Pass	No Result	Not Covered
CWAAHF3TSTI	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain a HUD."
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Good Faith Estimate is Missing (Lvl 2)
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)

VLX1R3QRRNZ	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Pass	Pass	No Result	Not Covered
PGZZSL4JSLT	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Prepayment Rider Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Pass	Pass	No Result	Not Covered
4Y0G1HKVYVA	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. ( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $XXX,XXX. The disclosed finance charge of $XXX,XXX is not considered accurate because it is understated by more than $100.

This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) )
The finance charge is $223,094.37. The disclosed finance charge of $222,343.19 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.

The loan data reflects $222,343.19 and the comparison data reflects $223,094.37, with an under disclosed amount of $751.18. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass
5NANCVQZJG4	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* TIL not hand dated (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Not Covered	Pass	No Result	Pass
EI21ZXAQUMZ	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Not Covered	Pass	No Result	Not Covered
PJ3JQOH4C2B	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Not Covered	Pass	No Result	Pass
POE22UDEVY4	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
TGLBWUXSYFH	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan appears modified. Mod missing or unexecuted (Lvl 2)		Moderate	Not Covered	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
P4XVRYSB20D	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan appears modified. Mod missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
AWUSIYLA2JI	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Final 1003 is Missing (Lvl 2)     "The loan file is missing the final loan application."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Pass	Pass	No Result	Not Covered
T2XDLELQ4H4	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. 17:11C-23, N.J.A.C. 3:1-16.2) The loan does not charge fee(s) not provided for in this act. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Credit report >90 days old at closing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the interest only loan program disclosure."
																		Moderate	Not Covered	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
FZVNSVXGJMT	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. 17:11C-23, N.J.A.C. 3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. The Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous. The fees charged were administration and interest resulting in an over charge totaling $XXX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the Affiliated Business Disclosure; disclosure dated 12/5/2006 is located on p. XXX."
																		Moderate	Pass	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
IEY5S4ZJAHD	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Final Application is missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the Affiliated Business Disclosure; Lender's Service Provider disclosure on page 3430 states an affiliation with Challenge Mortgage."
																		Minimal	Not Covered	Pass	No Result	Pass
BGVQKPEFG2B	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
BEZE3QZOKZE	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: 1 a credit report fee; 2 appraisal fee; 3 application fee; 4 commitment fee;
5 warehouse fee; 6 discount points; 7 lock-in fee; 8 a service fee not to exceed $25.00 to cancel the mortgage; and 9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: 1 overnight delivery, messenger, fax, and other special delivery fees; 2 flood certification fees; 3 pest inspection or certification fees; 4 final inspection fee; 5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;  FAIL 6 certified check fees; 7 credit report and appraisal update fees; 8 not more than one-year of mortgage insurance premiums; 9 survey fees; 10recording fees; 11title and title search fees, including title insurance premiums; 12taxes; 13tax service fees; 14radon test fees; 15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous. The loan data administration fee is $XXX and the comparison fee is $0 for a $XXX overage. The statute of limitations has expired downgraded based on Client Compliance Profile."
																		Moderate	Not Covered	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
ZQ4MMRTKKGC	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the prepayment penalty disclosure." * Prepayment Rider Missing (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
ZDOVQ2PBGSO	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX. The disclosed finance charge of $XXX,XXX is not considered accurate because it is understated by more than $100. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX,XXX The disclosed finance charge of $XXX,XXX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data finance charge is $XXX,XXX and the comparison data is $XXX,XXX for a $XX,XXX overage. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
MVUKJJFEU5C	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. 17:11C-23, N.J.A.C. 3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. The Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous. The fees charged were processing, administration and interest resulting in an over charge totaling $XXXX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
																		Moderate	Pass	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
AIXYTOTYX4U	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
QKPM3E1EFQQ	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile"
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Not Covered	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	Truth In Lending Deficiency (Non-UAL State)
YO5XYOCIOYG	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
* Appraisal not signed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Title evidence (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Not Covered	Pass	No Result	Not Covered
2KVSCYEL5EN	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
2FTVNBWIQZD	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan appears modified. Mod missing or unexecuted (Lvl 2) * Prepayment Rider Missing (Lvl 2) "Prepayment Rider missing."		Minimal	Not Covered	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
YUHJHLWM34O	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test for the state of X. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The loan data reflects late fees of X% with comparison data of X% resulting in an overage of X%. The Statute of limitations has expired; downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX. The disclosed finance charge of $XXX,XXX is not considered accurate because it is understated by more than $100.The loan data reflects total fees of $XXX,XXX with comparison data of $XXX,XXX resulting in a difference of XXX. The Statute of limitations has expired; downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Pass
EC1FZEYH4QD	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Missing credit report (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
2AIGJXA0QVT	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
TUDOHJNBVAR	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass
BBSQPA5G5HJ	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
QY4BBNMNWNA	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Not all borrowers signed HUD (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	Truth In Lending Deficiency (Non-UAL State)
20G50Z4TSVP	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	Truth In Lending Deficiency (Non-UAL State)
KVKB1T2ZOZI	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
DTAXHLIR34Y	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Moderate	Not Covered	Pass	No Result	Not Covered
5XLQR1FKH2E	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the initial notice of servicing transfer dated XX/XX/XXXX; the final notice is on page XX of the loan file."
																		Minimal	Pass	Pass	No Result	Pass
QYERFISC0R1	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass
QNEWUKV5YFZ	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Pass
IG5F44ABLNU	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Pass
MMUZ35UQJZN	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Pass	Pass	No Result	Not Covered
IH3UWXLDLAS	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX The disclosed finance charge of $XXX,XXX is not considered accurate because it is understated by more than $100. The loan data finance charge is $XXX,XXX and the comparison finance charge is $XXX,XXX for a $XXX overage. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Pass	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	CE Tested		XXX
HGIYSA4LYAE	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Final TIL Date after actual transaction date (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Not all borrowers signed TIL (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* TIL not hand dated (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Pass	Pass	No Result	Pass
A1NGTPJA1VC	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The loan file did not contain the Intial Escrow Acct Dislcosure, loan has escrowed."
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Pass
2024UYO4X5U	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)     "1003 Missing"
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)     "Cred report missing"
																		Moderate	Not Covered	Fail	No Result	Pass
M0EB4NB2UCU	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Pass
KM2EDEFIK1H	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass
EVIV5EYFAIP	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain a HUD-1 Closing Statement."
* Final Application is missing (Lvl 2)     "The loan file did not contain a Final Application."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)

GNORGEVUIT5	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD-1 Closing Statement is missing."
* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)

LO4P0HZAFCW	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan is missing a HUD."
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)

TVG0GCELBGH	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Good Faith Estimate is Missing (Lvl 2)
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the Notice of Servicing Transfer Disclosure."

MPPLPT1BG4M	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain a HUD-1 Closing Statement."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Good Faith Estimate is Missing (Lvl 2)
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)

OTWGCONEQFZ	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Moderate	Pass	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
QNW4AKBWH1V	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested		XXX
YPDTTACJ1VO	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
RV0COG13G3J	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* TIL not hand dated (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Not Covered	Pass	No Result	Not Covered	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
EETXGZATBSR	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $XXX,XXX The disclosed finance charge of $XXX,XXX is not considered accurate because it is understated by more than $100. The loan data finance charge is $XXX,XXX and the comparison data finance charge is $XXX,XXX for a $XXX overage. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Pass	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
BX3140PEVMN	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Loan has escrow holdback. No proof it was released (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	Truth In Lending Deficiency (Non-UAL State)		XXX
I0MA1CNLJC5	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was with PPP."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Pass	Pass	No Result	Not Covered
LHW5EPJKFHL	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan appears modified. Mod missing or unexecuted (Lvl 2) "Mod doc is missing from file." * Missing credit report (Lvl 2) "Credit report is missing from file."		Minimal	Pass	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
NO15PHJPCUR	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."
* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)

WAFFS3LLUK4	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain a loan program disclosure for an adjustable rate loan."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																		Minimal	Pass	Pass	No Result	Pass
KWIGYXPP2XD	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is X%. The disclosed APR of X% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Not Covered
YHQIHWTNTZP	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Not Covered	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	Truth In Lending Deficiency (Non-UAL State)
4FQ023VKYBG	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* ROR not hand dated by borrower(s) (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																		Minimal	Pass	Pass	No Result	Pass
1WFNVIJYHFH	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * MI, FHA or MIC missing and required (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
GLSOIDO1HXE	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Final Application is missing (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the loan program disclosure; loan was an ARM with no PPP."		Minimal	Pass	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
2FILBNLNARX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX. The disclosed finance charge of $XXX,XXX is not considered accurate because it is understated by more than $100. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) isX%. The disclosed APR of X% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data finance charge is $XXX,XXX and the comparison data finance charge is $XXX,XXX for a $XXX overage. The loan data APR is X% and the comparison data APR is X% for a .X% overage. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM."
* Missing credit report (Lvl 2)
* Missing Doc (Lvl 2)     "The loan file did not contain the purchase agreement."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																		Moderate	Not Covered	Fail	No Result	Not Covered	CE Tested	TILA SOL Expired	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
YAML20RECKK	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not include the initial and final notice of servicing transfer."
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan file did not include the refinance 3 day right to cancel."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not include the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																		Moderate	Pass	Fail	No Result	Pass		TILA SOL Expired	Out of Scope	Truth In Lending Deficiency (UAL State)	Out of Scope	Out of Scope
TAIAMFRGWXG	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Final 1003 is Missing (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was an ARM with no PPP."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																		Moderate	Not Covered	Pass	No Result	Pass	CE Tested	CE Tested	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
M1IJQCOYYP4	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)     "The loan file does not contain a copy of the initial application."
* Appraisal not dated (Lvl 2)     "The loan file does not contain a copy of the origination appraisal."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The loan file does not contain a copy of the Good Faith Estimate."
* Missing Appraisal (Lvl 2)     "The loan file does not contain a copy of the origination appraisal."
* Missing credit report (Lvl 2)     "The loan file does not contain a copy of the credit report."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file does not contain a copy of the servicing transfer disclosure."
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan file does not contain a copy of the right of rescission."
* Transmittal (1008) is Missing (Lvl 2)     "The loan file does not contain a copy of the transmittal summary."
																		Moderate	Pass	Fail	No Result	Not Covered
A3ZTLAOPAOR	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXX	XXXXX	XXXXX	$XXX,XXX	XX/XX/XXXX	XXXX	XXX	1: Acceptable	1: Acceptable					Moderate	Pass	Pass	No Result	Pass